Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2024
Acquisitions and Divestitures
Schedule of fair value of assets acquired and liabilities assumed

The preliminary determination of the fair value of assets acquired and liabilities assumed in connection with the acquisitions described above are summarized in the table that follows and will be finalized within twelve months of the respective acquisition dates.

	Sleep Country(1)	Meadow Foods(1)	Peak Achievement	Total
Acquisition date	October 1, 2024	November 29, 2024	December 20, 2024
Percentage equity interest in acquiree	100.0%	93.2%	100.0%
Assets:
Portfolio investments(2)	27.9	12.5	64.1	104.5
Deferred income tax assets	16.7	—	0.3	17.0
Goodwill and intangible assets(3)	973.2	552.3	722.0	2,247.5
Other assets(4)	451.4	204.3	281.8	937.5
Total assets	1,469.2	769.1	1,068.2	3,306.5

Liabilities:
Accounts payable and accrued liabilities(5)	382.0	107.4	153.9	643.3
Deferred income tax liabilities	76.0	88.7	66.9	231.6
Borrowings - non-insurance companies(6)	130.6	239.5	82.4	452.5
Total liabilities	588.6	435.6	303.2	1,327.4
Non-controlling interests	—	0.4	—	0.4
Purchase consideration(6)	880.6	333.1	765.0	1,978.7
	1,469.2	769.1	1,068.2	3,306.5
(1)	Amounts translated into U.S. dollars at the acquisition date.
(2)	Portfolio investments include subsidiary cash and cash equivalents of $100.7.
(3)	Comprised of goodwill of $550.9 and intangible assets of $422.3 (primarily brand names of $365.4) at Sleep Country, goodwill of $279.0 and intangible assets of $443.0 (primarily brand names of $342.6) at Peak Achievement, and goodwill of $225.3 and intangible assets of $327.0 (primarily customer relationships of $241.1) at Meadow Foods.
(4)	Primarily comprised of premises and equipment and right of use assets of $306.5 and inventory of $94.5 at Sleep Country, non-insurance revenue receivables of $116.0 and inventory of $87.0 at Peak Achievement, and premises and equipment and right of use assets of $85.9 and non - insurance revenue receivables of $77.8 at Meadow Foods.
(5)	Primarily comprised of lease liabilities of $226.3 and payables related to costs of sales of $108.8 at Sleep Country, and payables related to costs of sales of $78.7 at Meadow Foods.
(6)	Borrowing - non-insurance companies excludes the new borrowings described above that were drawn by the newly formed purchasing entities which amalgamated with Sleep Country and Peak Achievement upon close of the respective transactions. The new borrowings included in the respective purchase consideration, together with the borrowings assumed on the acquisitions, are included in Borrowings - non insurance companies on the consolidated balance sheet at December 31, 2024. See note 15 for details.

The determination of the fair value of assets acquired and liabilities assumed are summarized in the table that follows:

Gulf Insurance
Acquisition date	December 26, 2023
Percentage of common shares acquired	90.0%

Assets:
Portfolio investments(1)	2,372.6
Reinsurance contract assets held	571.3
Deferred income tax assets	14.4
Goodwill and intangible assets(2)	967.3
Other assets(3)	459.1
Total assets	4,384.7

Liabilities:
Accounts payable and accrued liabilities(4)	292.0
Deferred income tax liabilities	67.1
Insurance contract payables	34.8
Insurance contract liabilities	1,745.4
Borrowings - holding company and insurance and reinsurance companies	172.9
Total liabilities	2,312.2
Non-controlling interests(5)	603.4
Purchase consideration(6)	1,469.1
4,384.7

(1)Included subsidiary cash and cash equivalents of $459.9, of which $31.3 was restricted.

(2)	Comprised of goodwill of $347.5 and intangible assets of $619.8 (primarily customer relationships of $263.9, distribution networks of $232.8 and brand names of $123.0).

(3)Primarily comprised of premises and equipment ($136.8) and unit-linked life investment contracts ($138.1).

(4)Primarily comprised of accounts payable, accrued compensation costs and income taxes payable.

(5)

Includes the non-controlling interests arising from Gulf Insurance’s non-wholly owned subsidiaries and the 9.99% equity interest in Gulf Insurance that was not acquired by the company on closing, with the allocation of all of the non-controlling interests to Gulf Insurance’s property and casualty insurance operations within the company’s International Insurers and Reinsurers reporting segment. Non-controlling interests in Gulf Insurance were measured as the proportionate share of the identifiable net assets acquired.

(6)

Comprised of cash consideration of $176.9 and the fair value of the payment deed of $579.2 paid to KIPCO for the 46.3% equity interest in Gulf Insurance, and the company’s existing 43.7% equity interest in Gulf Insurance with a fair value of $713.0.